Related Party Balances and Transactions (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Related Party Balances And Transactions Details Narrative
Conversion Rights paid		$ 46,800	$ 46,800	$ (46,800)
Remaining receivable from 3D Conversion Rights			0	46,800
Imputed interest expense		$ 2,596	$ 5,449	$ 4,845